INCOME FROM CONTRACTS WITH CUSTOMERS - Income and expenses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income from contract with customers [abstract]
Banking services fees	$ 1,533,322	$ 1,364,835	$ 1,184,296
Pension and severance fund management	885,420	1,199,068	1,115,155
Debit and credit card fees	836,046	671,131	592,077
Trust activities and portfolio management service	353,285	336,637	343,268
Bonded warehouse services	187,237	169,386	155,253
Commissions on transfers, checks and checkbooks	25,181	25,187	31,113
Office network services	24,935	18,914	17,493
Other commissions and fees	29,013	10,771	8,586
Total income from commissions and fees	3,874,439	3,795,929	3,447,241
Banking services	(473,595)	(371,380)	(297,688)
Sales and services commissions	(340,918)	(227,510)	(216,457)
Fees paid to pension funds sales forces	(97,470)	(87,499)	(74,752)
Information processing services of operators	(24,320)	(22,940)	(21,632)
Offices network services	(16,993)	(11,158)	(14,610)
Other	(17,380)	(11,255)	(10,574)
Total expenses from commissions and fees	(970,676)	(731,742)	(635,713)
Net income from commissions and fees	$ 2,903,763	$ 3,064,187	$ 2,811,528